Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38425
Entity Registrant Name	GreenTree Hospitality Group Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2451 Hongqiao Road
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200335
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai, the People’s Republic of China
Entity Central Index Key	0001724755
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	2451 Hongqiao Road
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200335
Contact Personnel Name	Dr. Yiping Yang
Country Region	86
City Area Code	21
Local Phone Number	3617-4886
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.50 per share *
Entity Common Stock, Shares Outstanding	68,286,954
No Trading Symbol Flag	true
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	34,762,909
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share
Trading Symbol	GHG
Security Exchange Name	NYSE